Digital assets (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Short-Term Debt [Line Items]
Crypto asset collateral	$ 36,611,405
Staking reward income	94,633
Series Note A [Member]
Short-Term Debt [Line Items]
Crypto asset collateral	1,230,805
Series Note D [Member]
Short-Term Debt [Line Items]
Crypto asset collateral	$ 35,380,600